Financial risk management - Summary of transfers that do not qualify for derecognition (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Securities measured at FVTPL
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 10,141,306	₩ 11,042,486
Bonds sold under repurchase agreements
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	11,007,055	15,952,314
Associated financial liabilities	11,542,956	17,312,576
Securities at FVOCI
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	645,888	1,286,990
Securities at amortized cost
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	199,261	3,622,838
Loans at amortized cost
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	20,600	0
Securities loaned
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	14,699,783	16,049,349
Government bonds
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	13,611,571	15,340,768
Financial institutions bonds
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	607,175	398,252
Corporation bonds
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	465,211	221,435
Equity securities
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	15,826	48,004
Beneficiary certificates
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 0	₩ 40,890